9. Income tax (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax
Income tax charge for the year	$ (5,516,802)	$ (1,892,778)	$ (987,857)
Adjustment related to current income tax for the prior year	(5,285)	48,067	1,729
Deferred income tax
Related to the net variation in temporary differences	(1,082,264)	762,834	(20,289)
Income tax for the year	$ (6,604,351)	$ (1,081,177)	$ (1,006,417)